Share capital and share premium	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Share capital and share premium
13 Share capital and share premium
Ordinary shares issued and fully paid as of June 30, 2024

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
204,470,178	Ordinary	1	239,163	1,736,469	1,975,632
Total		1	239,163	1,736,469	1,975,632
The total issued number of ordinary shares is 204,470,178 shares as of June 30, 2024 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During six months ended June 30, 2024, 2,192,812 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD32 thousand are recognized directly in the accumulated losses.
Ordinary shares issued and fully paid as of December 31, 2023

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
202,277,366	Ordinary	1	236,800	1,736,469	1,973,269
Total		1	236,800	1,736,469	1,973,269
The total issued number of ordinary shares is 202,277,366 shares as of December 31, 2023 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2023, 1,044,806 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD24 thousand are recognized directly in the accumulated losses.